Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	ABCO ENERGY, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001300938
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	20-1914514
Entity Address, Address Line One	2505 N. Alvernon Way
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85712
City Area Code	520
Local Phone Number	777-0511
Contact Personnel Name	David Shorey